Annual Total Returns[BarChart] - Invesco SP 500 Equal Weight Consumer Discretionary ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.26%	21.90%	43.17%	11.34%	(2.85%)	5.64%	14.69%	(8.48%)	25.94%	11.31%